Accumulated Other Comprehensive Loss (“AOCL”) - Components of AOCL (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net	$ 18	$ 16	$ 13	$ (12)	$ (12)
Tax effect	41	35	70	74	36
Net income	$ 166	$ 157	276	309	238
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest | Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense) income, net			2	18	11
Tax effect			0	(4)	(3)
Net income			$ (2)	$ (14)	$ (8)